CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income (loss)	$ 4,515	$ (2,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,345	2,419
Share-based compensation	2,737	2,430
Capital loss	0	255
Loss from extinguishment	0	1,410
Other income	0	(100)
Amortization of premium, discount and accrued interest on marketable securities	(445)	(862)
Financial income from lease modification	(1,158)
Loss (gain) of foreign exchange on cash and cash equivalents	32	(409)
Changes in operating assets and liabilities:
(Decrease) increase in accrued severance pay, net	(279)	89
(Increase) decrease in other assets, other receivables and prepaid expenses	(933)	1,619
Increase (decrease) in operating leases liability	581	(203)
Decrease in operating lease right-of-use asset	727	579
Increase in trade receivables, net	(7,719)	(3,653)
(Increase) decrease in inventories	(4,317)	106
Increase (decrease) in trade payables	480	(22)
(Decrease) increase in employees and payroll accruals	(472)	573
Increase in deferred revenues	23,335	2,536
Increase in other payables and accrued expenses	612	914
Net cash provided by operating activities	19,041	5,660
Cash flows from investing activities:
Decrease in restricted deposit	2,597	353
Investment in short-term bank deposits	(31,400)	(15,750)
Withdrawal of short-term bank deposits	15,400	19,950
Purchase of property and equipment	(650)	(689)
Investment in marketable securitie	(34,554)	(55,434)
Proceeds from redemption or sale of marketable securities	26,250	49,683
Proceeds from sale of patent	0	100
Net cash used in investing activities	(22,357)	(1,787)
Cash flows from financing activities:
Issuance of share capital	0	37,691
Proceeds from exercise of stock options	0	238
Redemption of convertible debt	0	(31,410)
Net cash provided by financing activities	0	6,519
Effect of exchange rate changes on cash and cash equivalents	(32)	409
Decrease (increase) in cash and cash equivalents	(3,348)	10,801
Cash, cash equivalents at the beginning of the period	17,107	16,142
Cash, cash equivalents at the end of the period	13,759	26,943
Non-cash activities:
Right-of-use assets obtained in the exchange for operating lease liabilities	593	(71)
Redemption of convertible debt	$ 0	$ (10,000)